Long-Term Debt and Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt and Notes Payable [Abstract]
LONG-TERM DEBT AND NOTES PAYABLE

NOTE 5 — LONG-TERM DEBT AND NOTES PAYABLE

The Company’s debt instruments are as follows:

	June 30, 2026	December 31, 2025
Merchant Cash Advances	$2,337,036	$2,023,177
Convertible Notes Payable	3,000,000	1,065,000
Convertible Notes Payable, related parties	1,250,000	1,250,000
Private Notes Payable, related party	3,746,454	200,000
Total	10,333,490	4,538,177
Less: unamortized financing cost	(1,329,704)	(659,354)
Less: current portion including unamortized financing cost	(2,703,338)	(1,617,337)
Long-term debt, net of current portion	$6,300,448	$2,261,486

Private Notes Payable, related party

On December 9, 2025, the Company received proceeds of $200,000 from the issuance of two promissory notes which were issued to a director, and the chief financial officer respectively. The notes have a maturity date of December 31, 2028 and carry a 15% interest rate for which is to be paid quarterly beginning March 31, 2026. During the six months ended June 30, 2026, the Company received $100,000 in proceeds from an additional related party under the same terms.

During the six months ended June 30, 2026, officers, directors and other employees agreed to structure an aggregate of $3,446,454 of salary and bonuses into promissory notes. The notes carry interest at 15%, payable quarterly, and mature on July 1, 2029.

Accrued interest on the promissory notes was $35,849 and $3,461 as of June 30, 2026 and December 31, 2025, respectively.

Convertible Notes Payable

In 2025, the Company and its Private Note Payable Investors (the “Exchange Investors”) entered into exchange agreements (the “2025 Exchange Agreements”) whereby the Exchange Investors exchanged their promissory notes and warrants for convertible promissory notes (the “Convertible Notes”). The principal amounts of the Convertible Notes were determined by adding the original principal amount of the promissory notes and warrants.

The Convertible Notes mature on January 31, 2028 and accrue interest at a rate of 7.5% per annum. The Convertible Notes may be prepaid by the Company at any time, in whole or in part, without any premium or penalty. The Convertible Notes may be converted by the holders at any time after issuance into shares of Class A Common Stock at a conversion price equal to the greater of (a) $0.25 per share or (b) 90% multiplied by the average of the three lowest VWAPs of the Class A Common Stock over the ten trading days prior to conversion. If, at any time the Convertible Notes are outstanding, the Company issues or sells Class A Common Stock for no consideration or at a price lower than the then-current Conversion Price, then the conversion price of the Convertible Notes will be automatically reduced to the amount of consideration per share received by the Company in such sale or offering. In addition, so long as any Convertible Notes are outstanding, if the Company issues any security on terms more favorable than the Convertible Notes, then the Company must notify the holder and such more favorable term shall become a part of the Convertible Note, at the holder’s option. In accordance with ASC 815, the Company determined that the embedded conversion option in the Convertible Notes should be bifurcated as a derivative liability.

As of June 30, 2026 and December 31, 2025, there was an outstanding principal balance of $4,250,000 and $2,315,000, respectively, on the Convertible Notes, including $1,250,000 with related parties at both periods.

On July 11, 2025, the Company entered into a Note Purchase Agreement (the “NPA”) with White Lion Capital, LLC ("White Lion"), as subsequently amended, pursuant to which the Company issued convertible promissory notes (collectively, the “White Lion Notes”). The White Lion Notes bear interest at a rate of 5.0% per annum and were issued at a 6% original issue discount, with each $600,000 principal amount issued in exchange for cash proceeds of $564,000. White Lion may convert amounts outstanding under the applicable White Lion Note into shares of the Company’s Class A Common Stock at a conversion price generally equal to the greater of (i) $0.25 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Class A Common Stock during the ten trading days prior to the subject conversion date (representing a discount rate of 10%). The “Fixed Conversion Price” is the lower of (i) $0.75 per share and (ii) the closing price of the Class A Common Stock on the 60th day following the date the SEC declared the applicable resale registration statement effective. The conversion price is subject to equitable adjustment for stock splits, stock dividends, rights offerings, combinations, recapitalizations, reclassifications, extraordinary distributions and similar events.

White Lion is subject to a beneficial ownership limitation of 4.99% of the outstanding Class A Common Stock, which may be increased to 9.99% at White Lion's election in accordance with the applicable White Lion Note. In accordance with ASC 815, the Company determined that the embedded conversion features of the White Lion Notes should be bifurcated and accounted for as derivative liabilities at fair value on a recurring basis, with the initial fair value recorded as a debt discount. See Note 7.

On January 12, 2026, the Company issued an additional White Lion Note with a principal amount of $600,000 for cash proceeds of $564,000. The note matures on July 11, 2027 and has a conversion price equal to the greater of: (i) $0.25 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Class A Common Stock during the ten trading days prior to the subject conversion date (representing a discount rate of 10%). Its “Fixed Conversion Price” is determined on the same basis as the July 11, 2025 note.

On February 4, 2026, the Company issued an additional White Lion Note with a principal amount of $600,000 for cash proceeds of $564,000 as the second closing under the NPA. The note matures on January 1, 2027 and has a conversion price equal to the greater of: (i) $0.20 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Common Stock during the ten (10) Trading Days prior to the subject Conversion Date (representing a discount rate of 10%), provided however, in the event that such Conversion Price would be less than $0.20 per share (the “Floor Price”), in any instance, then the applicable Conversion Price for such conversion shall be equal to the Floor Price. Its Fixed Conversion Price is the lower of (i) $0.75 per share and (ii) the closing price of the Common Stock on the 60th day following the date the SEC declared the applicable resale registration statement effective.

On March 6, 2026, the Company issued an additional White Lion Note with a principal amount of $600,000 for cash proceeds of $564,000. The note matures on April 1, 2027 and has a conversion price equal to the greater of: (i) $0.10 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Common Stock during the ten (10) Trading Days prior to the subject Conversion Date (representing a discount rate of 10%), provided however, in the event that such Conversion Price would be less than $0.10 per share (the “Floor Price”). For this note, the Fixed Conversion Price is the lower of (i) the closing price of the Common Stock on the six (6) month anniversary of the issuance date and (ii) the closing price of the Common Stock on the 60th day following the date the SEC declared the applicable resale registration statement effective.

On April 1, 2026, the Company issued a convertible promissory note in the aggregate principal amount of $1,200,000 to White Lion in exchange for $1,128,000 in cash from White Lion with a maturity date of July 1, 2027 which bears interest at 5.0%. White Lion has the right, at any time until complete satisfaction of the amounts owed under the Initial Note, to convert any amounts owed under the Initial Note into Class A Common Stock of the Company at a conversion price equal to the greater of: (i) $0.15 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Common Stock during the ten (10) Trading Days prior to the subject Conversion Date (representing a discount rate of 10%), provided however, in the event that such Conversion Price would be less than $0.15 per share (the “Floor Price”), in any instance, then the applicable Conversion Price for such conversion shall be equal to the Floor Price. “Fixed Conversion Price” means the lower of (x) $1.25 (or, if such date is not a Trading Day, then the first Trading Day thereafter), or (y) the closing price of the Common Stock on the ninetieth (90th) day (or, if such date is not a Trading Day, then the first Trading Day thereafter) following the Issue Date. The conversion price shall be automatically adjusted equitably for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, as well as combinations, recapitalization, reclassifications, extraordinary distributions and similar events. At no time may White Lion hold or be required to take more than 4.99% (or up to 9.99% at the election of White Lion pursuant to the Initial Note) of the outstanding Class A Common Stock. In accordance with ASC 815, the Company determined that the embedded conversion option in the White Lion Notes should be bifurcated as a derivative liability and recorded as a discount, and the derivative liability accounted for at fair value on a recurring basis.

As of June 30, 2026 and December 31, 2025, the balance on the White Lion Notes was $3,000,000 and $600,000, respectively with an unamortized discount balance of $763,392 and $153,513, respectively which will be amortized to interest expense through the maturity date.  The Company amortized $282,295 and $519,301 of discount during the three and six months ended June 30, 2026 related to the White Lion notes.

During the six months ended June 30, 2026, the Company issued an aggregate of 3,330,826 shares of Class A Common Stock for the conversion of $1,065,000 in convertible notes principal and $47,263 of accrued interest pursuant to the terms of the convertible notes described above.

Accrued interest on the convertible promissory notes was $0 and $9,153 as of June 30, 2026 and December 31, 2025, respectively.

Merchant Cash Advances

On November 18, 2025, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $736,250 and will repay an aggregate of $1,038,500 to the lender on a weekly basis through July 2026. This balance was repaid during the three months ended June 30, 2026 and as of June 30, 2026 and December 31, 2025 the remaining balance owed on this advance was $0 and $865,417, respectively.

On December 19, 2025, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $900,000 and will repay an aggregate of $1,206,000 to the lender on a weekly basis through December 2026. As of June 30, 2026 and December 31, 2025 the remaining balance owed on this advance was $554,760 and $1,157,760, respectively.

On May 5, 2026, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $712,500 and will repay an aggregate of $1,027,500 to the lender on a weekly basis through January 2027. As of June 30, 2026 the remaining balance owed on this advance was $799,166.

On June 8, 2026, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $760,000 and will repay an aggregate of $1,080,000 to the lender on a weekly basis through February 2027. As of June 30, 2026 the remaining balance owed on this advance was $990,000.

As of June 30, 2026 and December 31, 2025, there was $566,312 and $505,841 of unamortized discount related to the merchant cash advances, and the Company recognized amortization of debt discount related to merchant cash advances of $325,267 and $164,825 for the three months ended June 30, 2026 and 2025, respectively, and $574,529 and $373,069 for the six months ended June 30, 2026 and 2025, respectively.

Future Maturities of Long-term debt

The following summarizes the Company’s maturities of all debt instruments described above:

Twelve months ended:
June 30, 2027	$3,537,036
June 30, 2028	3,050,000
June 30, 2029	300,000
June 30, 2030	3,446,454
Total	$10,333,490

NOTE 5 — LONG-TERM DEBT AND NOTES PAYABLE

The Company’s debt instruments are as follows:

	December 31, 2025	December 31, 2024
Senior Secured Term Loan	$-	$23,696,417
Seller Promissory Note	-	15,000,000
Merchant Cash Advances	2,023,177	948,982
Convertible Notes Payable	1,065,000	-
Convertible Notes Payable, related parties	1,250,000	-
Convertible Notes Payable at fair value	-	891,364
Private loans	200,000	3,556,750
Total	4,538,177	44,093,513
Less: unamortized financing cost	(659,354)	(834,854)
Less: current portion including amortization	(1,617,337)	(9,080,910)
Long-term debt, net of current portion	$2,261,486	$34,177,749

Senior Secured Term Loan Agreement

In connection with the Closing, HNRA (for purposes of the Loan Agreement, the “Borrower”) and First International Bank & Trust (“FIBT” or “Lender”), OpCo, SPAC Subsidiary, EON, and LH Operating, LLC (for purposes of the Loan Agreement, collectively, the “Guarantors” and together with the Borrower, the “Loan Parties”), and FIBT entered into a Senior Secured Term Loan Agreement on November 15, 2023 (the “Loan Agreement”), setting forth the terms of a senior secured term loan facility in an aggregate principal amount of $28,000,000 (the “Term Loan”).

Pursuant to the terms of the Term Loan Agreement, the Term Loan was advanced in one tranche on the Closing Date. The proceeds of the Term Loan were used to (a) fund a portion of the purchase price, (b) partially fund a debt service reserve account funded with $2,600,000 at the Closing Date, (c) pay fees and expenses in connection with the purchase and the closing of the Term Loan and (e) other general corporate purposes. The Term Loan accrues interest at a per annum rate equal to the FIBT prime rate plus 6.5% and fully matures on the third anniversary of the Closing Date (“Maturity Date”). Payments of principal and interest will be due on the 15th day of each calendar month, beginning December 15, 2023, each in an amount equal to the Monthly Payment Amount (as defined in the Term Loan Agreement), except that the principal and interest payment due on the Maturity Date will be in the amount of the entire remaining principal amount of the Term Loan and all accrued but unpaid interest then outstanding. An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000. As of December 31, 2024, the Company had no such Excess Cash Flow and no additional repayment was required.

The Borrower may elect to prepay all or a portion greater than $1,000,000 of the amounts owed prior to the Maturity Date. In addition to the foregoing, the Borrower is required to prepay the Term Loan with the net cash proceeds of certain dispositions and upon the decrease in value of collateral.

On the Closing Date, Borrower deposited $2,600,000 into a Debt Service Reserve Account (the “Debt Service Reserve Account”) and, within 60 days following the Closing Date, Borrower must deposit such additional amounts such that the balance of the Debt Service Reserve Account is equal to $5,000,000 at all times. The Debt Service Reserve Account may be used by Lender at any time and from time to time, in Lender’s sole discretion, to pay (or to supplement Borrower’s payments of) the obligations due under the Term Loan Agreement.

On April 18, 2024, the Company and FIBT entered into a Second Amendment to Term Loan Agreement (the “Amendment”) effective as of March 31, 2024. Pursuant to the Amendment, the Term Loan Agreement was modified to provide that the Company must, on or before December 31, 2024, deposit funds in a Debt Service Reserve Account (as defined in the Loan Agreement) such that the balance of the account equals $5,000,000 and FIBT waived the provision that such amount had to be deposited within 60 days of the closing date of the Loan Agreement. In addition, the Amendment provides that, if at any time prior to December 31, 2024, the Company or any of its affiliates enter into a sale leaseback transaction with respect to any of its equipment, the Company will deposit an amount equal to the greater of (A) $500,000 or (B) 10% of the proceeds of such transaction into the Debt Service Reserve Account on the effective date of such sale and leaseback transaction.

The Term Loan Agreement contains affirmative and restrictive covenants and representations and warranties. The Loan Parties are bound by certain affirmative covenants setting forth actions that are required during the term of the Term Loan Agreement, including, without limitation, certain information delivery requirements, obligations to maintain certain insurance, and certain notice requirements. Additionally, the Loan Parties from time to time will be bound by certain restrictive covenants setting forth actions that are not permitted to be taken during the term of the Term Loan Agreement without prior written consent, including, without limitation, incurring certain additional indebtedness, entering into certain hedging contracts, consummating certain mergers, acquisitions or other business combination transactions, consummating certain dispositions of assets, making certain payments on subordinated debt, making certain investments, entering into certain transactions with affiliates, and incurring any non-permitted lien or other encumbrance on assets. The Term Loan Agreement also contains other customary provisions, such as confidentiality obligations and indemnification rights for the benefit of the Lender.

Pledge and Security Agreement

In connection with the Term Loan, FIBT and the Loan Parties entered into a Pledge and Security Agreement on November 15, 2023 (the “Security Agreement”), whereby the Loan Parties granted a senior security interest to FIBT on all assets of the Loan Parties, except certain excluded assets described therein, including, among other things, any interests in the ORR Interest.

Guaranty Agreement

In connection with the Term Loan, FIBT and the Loan Parties entered into a Guaranty Agreement on November 15, 2023 (the “Guaranty Agreement”), whereby the Guarantors guaranteed payment and performance of all Loan Parties under the Term Loan Agreement.

Subordination Agreement

In connection with the Term Loan and the Seller Promissory Note, the Lenders, the Sellers and the Company entered into a Subordination Agreement whereby the Sellers cannot require repayment, nor commence any action or proceeding at law or equity against the Company or the Lenders to recover any or all of the unpaid Seller Promissory Note until the Term Loan is repaid in full.

Settlement

On September 9, 2025, the Company made payment to FIBT of $19,297,981, following which all obligations under the Loan Agreement, Security Agreement, and Guaranty Agreement were deemed satisfied and repaid in all respects (except those obligations expressly surviving the termination of such agreements), and the related lien on the assets of the Company, OpCo, SPAC Subsidiary, Pogo, and LHO were released by FIBT. At the time of the transaction the Company owed $20,597,266 in principal, $137,728 in interest expense, $46,235 in credit card balance and paid fees of $49,059, offset by the unamortized deferred financing costs of $240,237 which resulted in a gain on the settlement of liabilities of $1,191,933.

For the year ended December 31, 2025 and 2024, the Company amortized $432,739 and $425,837 to interest expense related to deferred finance costs on the Term Loan Agreement. As of December 31, 2025, there were no amounts owed on the Term Loan. As of December 31, 2024, the principal balance on the Term Loan was $23,696,417, unamortized financing costs was $611,938 and accrued interest was $171,714.

Seller Promissory Note

In connection with the Closing, OpCo issued the Seller Promissory Note to EON Royalty in the principal amount of $15,000,000. The Seller Promissory Note matured on May 15, 2024, bears an interest rate equal 18% per annum, and contains no penalty for prepayment. The Seller Promissory Note is subordinated to the Term Loan as discussed above. Accrued interest on the Seller Promissory Note was $2,952,123 as of December 31, 2024. As a result of the Subordination Agreement, the Company has classified the Seller Promissory Note as a long-term liability on the consolidated balance sheet.

As discussed in Note 3 above, the Company and Pogo Royalty agreed to settle the outstanding balance of the Seller Note, related accrued interest, and other outstanding liabilities for $7,000,000 in cash in connection with the Closing. The Company made this payment on September 9, 2025. As a result, the Company recorded a capital contribution on the net extinguishment of liabilities with a related party of $13,440,406.

Accrued interest on the Seller Note was $0 and $2,952,123 as of December 31, 2025 and December 31, 2024, respectively.

Private Notes Payable

Prior to December 31, 2023 the Company entered into various unsecured promissory notes with existing investors of the Company for total principal of $5,434,000 (the “Private Notes Payable”). The Private Notes Payable bear interest at the greater of 15% or the highest rate allowed under law, and have a stated maturity date of the five-year anniversary of the closing of the MIPA. The investors may demand repayment beginning six months after the closing of the MIPA. The investors also received common stock warrants equal to the principal amount funded. Each warrant entitles the holder to purchase three quarters of one share of common stock at a price of $11.50. Each warrant will become exercisable on the closing date of the MIPA and is exercisable through the five-year anniversary of the promissory note agreement date. The warrants also grant the holder a one-time redemption right to require the Company pay the holder in cash equal to $1 per warrant 18 months following the closing of the MIPA, or May 15, 2025. A total of 5,434,000 warrants were issued to these investors. Based on the redemption right present in these warrants, the warrants are accounted for as a liability in accordance with ASC 480 and ASC 815 and a debt discount on the Private Notes Payable, with the changes in fair value of the warrants recognize in the statement of operations.

During the year ended December 31, 2024, the Company and certain note holders, including White Lion, entered into exchange agreements whereby the holders agreed to exchange their outstanding working capital notes totaling $300,000 and connected warrants with a fair value of $309,960 at the time of the exchange, for new convertible notes with an aggregate principal amount of $600,000. As a result of the exchange, which added a substantive conversion feature, the Company determined the exchange qualified for extinguishment accounting and recorded a loss on extinguishment of $88,660.

On December 9, 2025, the Company received proceeds of $200,000 from the issuance of two promissory notes to a director, and the chief financial officer respectively. The notes have a maturity date of December 31, 2028 and carry a 15% interest rate which is to be paid quarterly beginning March 31, 2026.

The Company is amortizing the debt discount through a period of nine months from the Closing Date. The Company recognized amortization of debt discount of $0 and $2,361,627 during the year ended December 31, 2025 and 2024, respectively. Accrued interest on the promissory notes was $3,461 and $145,761 as of December 31, 2025 and December 31, 2024, respectively.

Convertible Notes Payable

During the year ended December 31, 2024, the Company and certain Private Notes Payable holders entered into exchange agreements whereby the holders agreed to exchange their outstanding working capital notes totaling $300,000 and connected warrants with a fair value of $309,960 at the time of the exchange, for new convertible notes. The convertible notes have a maturity of three years after the issuance date, accrue interest at a rate of 7.5%, and are convertible into shares of Class A Common Stock at a rate of 90% multiplied by the average of the four lowest VWAP trading prices during the seven day trading period prior to the conversion date. The Company evaluated the instrument under ASC 480 and determined the instrument should be accounted for at fair value due to the variable share settlement. The Company estimated the fair value to be $698,620 at issuance of the notes payable, and revalues the convertible notes at each reporting period. During the year ended December 31, 2025, an aggregate of $600,000 of principal on these notes and $10,492 of accrued interest, which combined had a fair value of $1,023,040 at the date of conversion, were converted into 995,657 shares of common stock. The Company estimated the fair value of the remaining convertible notes described above to be $0 and $891,364 as of December 31, 2025 and 2024, respectively, and recognized a loss on change in fair value of $131,677 during the year ended December 31, 2025.

In 2025, the Company and its Private Note Payable Investors (the “Exchange Investors”) entered into exchange agreements (the “2025 Exchange Agreements”) whereby the Exchange Investors exchanged their promissory notes and warrants for convertible promissory notes (the “Convertible Notes”). The principal amounts of the Convertible Notes were determined by adding the original principal amount of the promissory notes and warrants. In connection with the 2025 Exchange Agreements, the Company issued Convertible Notes in the aggregate principal amount of $9,166,500 in exchange for promissory notes in the aggregate principal amount of $3,582,500 and $5,834,338 of warrant liabilities related to 5,584,000 warrants held by the Exchange Investors that were cancelled

The Convertible Notes mature on January 31, 2028, with the exception of one note which had a maturity date of October 31, 2026, and one note that had a maturity date of January 7, 2027, and accrue interest at a rate of 7.5% per annum. The Convertible Notes may be prepaid by the Company at any time, in whole or in part, without any premium or penalty. The Convertible Notes may be converted by the holders at any time after issuance into shares of Class A Common Stock at a conversion price equal to the greater of (a) $0.25 per share or (b) 90% multiplied by the average of the three lowest VWAPs of the Class A Common Stock over the ten trading days prior to conversion. If, at any time the Convertible Notes are outstanding, the Company issues or sells Class A Common Stock for no consideration or at a price lower than the then-current Conversion Price, then the conversion price of the Convertible Notes will be automatically reduced to the amount of consideration per share received by the Company in such sale or offering. In addition, so long as any Convertible Notes are outstanding, if the Company issues any security on terms more favorable than the Convertible Notes, then the Company must notify the holder and such more favorable term shall become a part of the Convertible Note, at the holder’s option. . In accordance with ASC 815, the Company determined that the embedded conversion option in the Convertible Notes should be bifurcated as a derivative liability. The estimate fair value of the conversion option was included in the calculation of extinguishment gain or loss on the 2025 Exchanges Agreements. The Company recognized a loss of $1,355,644 on the extinguishment of the promissory notes and warrants in exchange for the Convertible Notes.

During the year ended December 31, 2025, the Company issued 21,120,163 shares of Class A Common Stock for the conversion of $8,474,540 in convertible notes principal and $10,888 of accrued interest pursuant to the terms of the convertible notes.

On July 11, 2025, the Company entered into a Note Purchase Agreement (the “NPA”) with White Lion whereby the Company will issue and sell convertible promissory notes in an aggregate principal amount of up to $1,200,000 (the “White Lion Notes”). On July 11, 2025, the Company issued a convertible promissory note in the aggregate principal amount of $600,000 to White Lion (the “Initial Note”) pursuant to an initial closing in exchange for funding of $564,000 in cash from White Lion with a maturity date of January 7, 2027. Pursuant to the NPA, the Company granted White Lion a right until July 11, 2026, to conduct a second closing (the “Second Closing”) whereby White Lion may purchase an additional convertible promissory note in the aggregate principal amount of $600,000 in exchange for funding of $561,120 in cash from White Lion with such convertible promissory note being on the same terms as the Initial Note (the “Second Note,” and together with the Initial Note, the “Notes”). White Lion has the right, at any time until complete satisfaction of the amounts owed under the Initial Note, to convert any amounts owed under the Initial Note into Class A Common Stock of the Company at a conversion price equal to the greater of: (i) $0.25 or (ii) the lower of (A) the Fixed Conversion Price (as defined below) or (B) 90% multiplied by the lowest closing price of the Class A Common Stock during the ten trading days prior to the subject conversion date (representing a discount rate of 10%). The “Fixed Conversion Price” is the lower of (x) $0.75 or (y) the closing price of the Class A Common Stock on the 60th day following the date that the SEC has declared the registration statement required by the NPA effective for resales of the shares by White Lion. The conversion price shall be automatically adjusted equitably for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, as well as combinations, recapitalization, reclassifications, extraordinary distributions and similar events. At no time may White Lion hold or be required to take more than 4.99% (or up to 9.99% at the election of White Lion pursuant to the Initial Note) of the outstanding Class A Common Stock. In accordance with ASC 815, the Company determined that the embedded conversion option in the White Lion Notes should be bifurcated as a derivative liability and recorded as a discount, and the derivative liability accounted for at fair value on a recurring basis. See Note 8.

As of December 31, 2025 the balance on the note is $600,000 with an unamortized discount balance of $153,514 which will be amortized to interest expense through the maturity date. During the year ended December 31, 2025, the Company recognized $56,927 of amortization of debt discount.

Accrued interest on the convertible promissory notes was $9,153 and $11,590 as of December 31, 2025 and December 31, 2024, respectively.

Merchant Cash Advances

On December 4, 2024, the Company entered into a merchant cash advance agreement with a third party. The Company received $330,700 in cash proceeds. The Company will repay an aggregate of $497,000 on a weekly basis through July 2025. The difference between the proceeds received and the total repayment was recognized as debt discount, and is amortized through the maturity date. As of December 31, 2025 and December 31, 2024, the remaining balance owed on this advance was $0 and $447,299, respectively.

On March 18, 2025, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $617,500 and will repay an aggregate of $858,000 to the lender on a weekly basis through December 2025. As of December 31, 2025 the remaining balance owed on this advance was $0.

On June 5, 2025, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $570,000 and will repay an aggregate of $840,000 to the lender on a weekly basis through January 2026. As of December 31, 2025 the remaining balance owed on this advance was $0.

On August 13, 2025, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $488,800 and will repay an aggregate of $691,600 to the lender on a weekly basis through April 2026. As of December 31, 2025 the remaining balance owed on this advance was $0.

On November 18, 2025, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $736,250 and will repay an aggregate of $1,038,500 to the lender on a weekly basis through July 2026. As of December 31, 2025 the remaining balance owed on this advance was $865,417. The Company’s CFO guaranteed this purchase agreement, and the Company agreed to pay a 5% fee $51,925 to the CFO for providing the guarantee, which was recognized in selling, general and administrative expense on the Company’s consolidated statement of operations for the year ended December 31, 2025.

On December 19, 2025, the Company entered into a master receivables purchase agreement with a third party. The Company received cash proceeds of $900,000 and will repay an aggregate of $1,206,000 to the lender on a weekly basis through December 2026. As of December 31, 2025 the remaining balance owed on this advance was $1,157,760. The Company’s CFO guaranteed this purchase agreement, and the Company agreed to pay a 5% fee $60,300 to the CFO for providing the guarantee, which was recognized in selling, general and administrative expense on the Company’s consolidated statement of operations for the year ended December 31, 2025.

As of December 31, 2025 and 2024, there was $505,841 and $222,916 of unamortized discount related to the merchant cash advances, and the Company recognized $985,524 and $396,604 of amortization of debt discount related to the advances.

Future Maturities of Long-term debt

The following summarizes the Company’s maturities of all debt instruments described above:

Principal
Fiscal year ended:
December 31, 2026	$2,123,177
December 31, 2027	600,000
December 31, 2028	1,815,000
December 31, 2029	—
Total	$4,538,177